Subsequent events (Details) € in Millions, $ in Millions	1 Months Ended
	Feb. 28, 2023 USD ($) shares	Feb. 28, 2023 EUR (€) shares
Subsequent events
Number of shares issued	27,027,028	27,027,028
Aggregate gross proceeds	$ 250.0	€ 232.6